Bank Loans (Details) - Schedule of Repayment for Bank Loans - USD ($)	Apr. 30, 2024	Oct. 31, 2023
Schedule of Repayment For Bank Loans [Abstract]
2025	$ 955,904
2026	81,272
2027
2028
2029
Thereafter	916,923
Total	$ 1,954,099	$ 2,414,678